Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.	Fair Value measurement
The carrying amount of cash and cash equivalents, restricted cash-current portion, accounts receivable, insurance premium receivables, amounts due from related parties, amounts due from shareholders, other receivables, accounts payable, insurance premium payables, other payables and amount due to related parties approximate their net carrying values reported in the consolidated balance sheets due to the short-term maturities of these instruments. Restricted cash-non-current
portion is measured at amortized cost using discounted rates reflected time value of money. As the market interest rate is relatively stable during the reporting period, the carrying value of restricted cash-non-current
portion approximated its fair value reported in the consolidated balance sheets.
Recurring
The Group measures listed equity securities recorded in short-term investments and long-term investments at fair value on a recurring basis. The fair value of listed equity securities is determined based on the quoted market price (Level 1). The Group recognized fair value change losses of

RMB109,

RMB1,011 and RMB505 for the year ended December 31,
2022,
2023 and 2024, respectively.
For the years ended December 31, 2023 and 2024, there were no transfers between level 1, 2 and 3 of fair value hierarchy classifications.
Non-recurring
The Group measures certain financial assets, including equity securities measured at measurement alternative and investments under equity method, at fair value on a non-recurring
basis only if an impairment charge were to be recognized. The Group’s non-financial
assets such as property, plant and equipment, and software and licenses, would be measured at fair value only if they were determined to be impaired. The fair values were measured under income approach, based on the Group’s best estimation. Significant inputs (level 3) used in the income approach primarily included future estimated cashflows and discount rate.